Financial instruments and financial risk management	6 Months Ended
Dec. 31, 2024
Financial instruments and financial risk management
Financial instruments and financial risk management

15.Financial instruments and financial risk management

Additional disclosures on financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. The table excludes fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount reasonably approximates fair value.

Financial instruments as of June 30, 2024 were as follows:

	Year ended June 30, 2024
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-current financial assets
Non-current deposits	1,431	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	11,819	—	Amortized cost	—	—
Cash and cash equivalents	15,107	—	Amortized cost	—	—
Other assets	45,306	22,265
thereof deposits	152	—	Amortized cost	—	—
thereof other financial assets	22,889	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	40,483	40,483	N/A	—	—
Current financial liabilities
Lease liabilities	9,282	9,282	N/A	—	—
Trade and other payables	85,322	—	Amortized cost	—	—
Other liabilities	95,235	74,171
thereof other financial liabilities	21,064	—	Amortized cost	—	—

Financial instruments as of December 31, 2024 were as follows:

	December 31, 2024
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-current financial assets
Non-current deposits	1,593	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	9,387	—	Amortized cost	—	—
Cash and cash equivalents	13,836	—	Amortized cost	—	—
Other assets	33,983	18,214		—	—
thereof deposits	31	—	Amortized cost	—	—
thereof derivatives (hedge accounting)	73		N/A	73	Level 2
thereof other financial assets	15,665	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	38,795	38,795	N/A	—	—
Current financial liabilities
Borrowings	40,594	—	Amortized cost	—	—
Lease liabilities	8,561	8,561	N/A	—	—
Trade and other payables	71,923	—	Amortized cost	—	—
Other liabilities	113,010	92,280
thereof derivatives (hedge accounting)	3,251		N/A	3,251	Level 2
thereof other financial liabilities	17,480	—	Amortized cost	—	—

Foreign exchange forwards are valued according to their present value of future cash flows based on forward exchange rates at the balance sheet date. The fair values of these instruments are also considered as level 2 fair values.

There were no transfers between the different levels of the fair value hierarchy as of June 30, 2024 and December 31, 2024. Mytheresa Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

As Mytheresa Group does not meet the criteria for offsetting, no financial instruments are netted.

As of December 31, 2024, Mytheresa Group has recorded €2,291 thousand in negative net cash flow hedge reserve. Had hedge accounting not been applied, the amount would have been recorded in profit or loss immediately. The remaining portion of other comprehensive income is related to translation differences of balance sheet items denominated in foreign currencies in prior periods. For more details please refer to Mytheresa Group’s annual consolidated financial statements for the fiscal year 2024.